Accruals and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Schedule of accruals and other current liabilities

	As of December 31,
	2024	2025	2025
	S$	S$	US$
Accruals	127,515	230,842	179,525
Goods and Services Tax payables	1,104	-	-
Contract liabilities	-	428,558	333,290
Other payables
- Professional fee payables	101,545	445,794	346,694
- Others	24,748	-	-
Total	254,912	1,105,195	859,510

Contract liabilities primarily consist of amounts billed to customers in advance of revenue recognition. The Company recognizes revenue when the related services are performed and the performance obligations are satisfied.